SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

16.	SEGMENT REPORTING

As of December 31, 2023, the Company had two reportable operating segments as determined by management using the “management approach” as defined by the authoritative guidance on Disclosures about Segments of an Enterprise and Related Information.

(1)	Healthcare (Nova)
(2)	Real Estate (Edge View)

These segments are a result of differences in the nature of the products and services sold. Corporate administration costs, which include, but are not limited to, general accounting, human resources, legal and credit and collections, are partially allocated to the three operating segments. Other revenue consists of nonrecurring items.

The healthcare segment provides a full range of diagnostic and surgical services for injuries and disorders of the skeletal system and associated bones, joints, tendons, muscles, ligaments, and nerves.

The real estate segment consists of Edge View, a real estate company that owns five (5) acres zoned medium density residential (MDR) with 12 lots already platted, six (6) acres zoned high-density residential (HDR) that can be platted in various configurations to meet current housing needs, and twelve (12) acres zoned in Lemhi County as Agriculture that is available for further annexation into the City of Salmon for development, as well as a common area for landowners to view wildlife, provide access to the Salmon River and fishing in a two (2) acre pond.

Management uses numerous tools and methods to evaluate and measure of its subsidiaries’ success. To help succeed, management retains the prior owners of the subsidiaries and allow them to do what they do best is run the business. Additionally, management monitors key metrics primarily revenues and net income from operations.

	As of December 31,
Asset:	2023	2022
Healthcare	$18,955,991	$12,692,531
Real Estate	587,456	592,557
Others	1,202,364	59,691
Consolidated assets	$20,745,811	$13,344,780

	Years Ended December 31,
	2023	2022
Revenues:
Healthcare	$11,853,266	$10,693,196
Real Estate	–	–
Consolidated revenues	$11,853,266	$10,693,196

Cost of Sales:
Healthcare	$3,560,624	$4,060,034
Real Estate	–	–
Consolidated cost of sales	$3,560,624	$4,060,034

Income from operations from subsidiaries
Healthcare	$7,300,849	$5,845,052
Real Estate	(3,716)	(19,345)
Income from operations from subsidiaries	$7,297,133	$5,825,707

Loss from operations from Cardiff Lexington	$(2,102,088)	$(1,918,818)
Total income (loss) from operations	$5,195,045	$3,906,889

Income (Loss) before taxes
Healthcare	$5,973,233	$74,880
Real Estate	(3,716)	(19,345)
Corporate, administration and other non-operating expenses	(2,941,123)	(5,485,056)
Consolidated income (loss) before taxes	$3,028,394	$(5,429,521)